Securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Marketable Securities [Line Items]
Debt Securities, Available-for-sale, Restricted	$ 48.4	$ 41.5
Fair Value of Investment in debt securities	$ 49.9	$ 44.9
Percentage of fair value of investment in debt	40.00%	100.00%